Business acquisition - Summary of Fair Values of Assets Acquired and Liabilities Assumed (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Fair values of the assets acquired and liabilities assumed:
Goodwill					$ 33,325	¥ 232,007	$ 22,898	¥ 159,409	¥ 147,639
Softwares [Member] | Minimum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives	1 year
Softwares [Member] | Maximum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives	5 years
2019 Travel Agencies [Member]
Fair values of the assets acquired and liabilities assumed:
Net assets (including cash acquired)						(37,712)
Goodwill						72,598
Deferred tax liability						(6,530)
Noncontrolling interests						(43,799)
Total consideration						59,981
Cash acquired	¥ 18,900
Contingent consideration	¥ 2,265
2019 Travel Agencies [Member] | Technology [Member]
Fair values of the assets acquired and liabilities assumed:
Acquired intangible assets						9,230
Estimated useful lives	5 years 6 months
2019 Travel Agencies [Member] | Customer relationship [Member]
Fair values of the assets acquired and liabilities assumed:
Acquired intangible assets						¥ 16,889
2019 Travel Agencies [Member] | Customer relationship [Member] | Minimum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives	5 years 9 months
2019 Travel Agencies [Member] | Customer relationship [Member] | Maximum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives	11 years 2 months 12 days
2018 Travel Agencies [Member]
Fair values of the assets acquired and liabilities assumed:
Net assets (including cash acquired)								(13,430)
Goodwill								11,770
Deferred tax liability								(1,075)
Noncontrolling interests								(3,891)
Total consideration								20,234
Cash acquired		¥ 6,400
Contingent consideration	¥ 3,800
Downward adjustment of contingent consideration	2,311
2018 Travel Agencies [Member] | Technology [Member]
Fair values of the assets acquired and liabilities assumed:
Acquired intangible assets								¥ 4,300
Estimated useful lives		9 years 4 months 24 days
2016 Travel Agencies [Member]
Fair values of the assets acquired and liabilities assumed:
Net assets (including cash acquired)			¥ (19,047)
Goodwill			10,565
Deferred tax liability			(1,535)
Total consideration			28,077
Cash acquired			8,300
Downward adjustment of contingent consideration	¥ 390
2016 Travel Agencies [Member] | Trade names [Member]
Fair values of the assets acquired and liabilities assumed:
Acquired intangible assets			¥ 2,464
Estimated useful lives			9 years 6 months
2016 Travel Agencies [Member] | Non-compete agreements [Member]
Fair values of the assets acquired and liabilities assumed:
Acquired intangible assets			¥ 3,676
Estimated useful lives			6 years
2015 Travel Agencies [Member]
Fair values of the assets acquired and liabilities assumed:
Net assets (including cash acquired)				¥ (22,501)
Goodwill				133,324
Deferred tax liability				(20,606)
Noncontrolling interests				(19,721)
Total consideration				115,498
Cash acquired				24,000
2015 Travel Agencies [Member] | Travel licenses [Member]
Fair values of the assets acquired and liabilities assumed:
Acquired intangible assets				¥ 25,100
Estimated useful lives				20 years
2015 Travel Agencies [Member] | Customer relationship [Member]
Fair values of the assets acquired and liabilities assumed:
Acquired intangible assets				¥ 13,458
2015 Travel Agencies [Member] | Customer relationship [Member] | Minimum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives				14 years 3 months
2015 Travel Agencies [Member] | Customer relationship [Member] | Maximum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives				14 years 6 months
2015 Travel Agencies [Member] | Trade names [Member]
Fair values of the assets acquired and liabilities assumed:
Acquired intangible assets				¥ 39,170
2015 Travel Agencies [Member] | Trade names [Member] | Minimum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives				7 years
2015 Travel Agencies [Member] | Trade names [Member] | Maximum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives				14 years
2015 Travel Agencies [Member] | Softwares [Member]
Fair values of the assets acquired and liabilities assumed:
Acquired intangible assets				¥ 3,013
Estimated useful lives				5 years
2015 Travel Agencies [Member] | Non-compete agreements [Member]
Fair values of the assets acquired and liabilities assumed:
Acquired intangible assets				¥ 1,683
2015 Travel Agencies [Member] | Non-compete agreements [Member] | Minimum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives				3 years 6 months
2015 Travel Agencies [Member] | Non-compete agreements [Member] | Maximum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives				5 years 3 months